Other Interest Received and Similar Items (Details) - Parent Company - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Interest Received and Similar Items
Interest income	kr 559	kr 926
Total	kr 559	kr 926